Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of December 31, 2016 and 2015:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Operating expenses	$116	$1,364
Interest expenses	2,587	2,130
Other expenses	665	394

Total accrued expenses	$3,368	$3,888